Share Capital and Other Equity Instruments - Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands						1 Months Ended				12 Months Ended
	Apr. 23, 2019 CAD ($) Private_Placement $ / shares shares	Feb. 27, 2019 CAD ($) shares	Jan. 29, 2019 CAD ($) shares	Apr. 27, 2018 CAD ($) $ / shares shares	Jan. 29, 2018 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($) shares	May 31, 2019 CAD ($) $ / shares	Apr. 30, 2019 CAD ($)	Nov. 30, 2018 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	May 21, 2019 shares
Disclosure Of Classes Of Share Capital [Line Items]
Description of share consolidation of common shares, stock options, restricted share units and warrants										On July 5, 2019, the Company performed a one thousand-to-one share consolidation of the its common shares, stock options, restricted share units and warrants.
Number of shares issued | shares										23,313,164	720,306
Shares issued in settlement of license acquisition payment obligation | shares			4,420							4,420	1,113
Share capital recorded from stock issuance under license acquisition payment			$ 1,326							$ 1,326	$ 1,960
Shares issued in payment to suppliers, Number | shares		1,472								1,472
Carrying value accounts payable to suppliers		$ 465
Shares issued in payment to suppliers		545								$ 545
Loss on extinguishment of liabilities		$ (80)
Share purchase loan outstanding								$ 400			400
Amount held in escrow used for payment on loan extinguishment								$ 137
Shares issued pursuant to debt restructuring, Number | shares	15,050,312									15,050,312
Shares issued, at fair value | $ / shares	$ 15.21
Shares issued pursuant to debt restructuring	$ 228,915									$ 228,915
Adjustment to carrying value of loan	141,536
Debt to equity conversion	$ (87,379)
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | $ / shares	$ 15.21
Proceeds from issue of common shares	$ 75,000
Number of shares issued | shares	4,931,161
Share issue transaction costs	$ 4,802
Net proceeds from issue of common shares	$ 70,198
Number of private placements closed | Private_Placement	2
At-the-Market” (“ATM”) Equity Distribution Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of common shares									$ 4,214		$ 751
Number of shares issued | shares									12,865		1,945
Average price per share | $ / shares									$ 327.55		$ 386.12
Share issue transaction costs									$ 248		$ 23
Net proceeds from issue of common shares									3,966		$ 728
S A L P | Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of common shares	$ 25,000,000
Rights Offering | Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | $ / shares							$ 15.21
Proceeds from issue of common shares						$ 39,434
Number of shares issued | shares						2,592,628
Share issue transaction costs						$ 271
Net proceeds from issue of common shares						$ 39,163
Acquisition of License
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | $ / shares					$ 1,760
Common shares issued, value					$ 1,960
Number of shares issued, partial payment | shares					742
Production Equipment
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued, partial payment | shares					371
Prometic Bioproduction Inc.
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | $ / shares				$ 770.00
Number of shares issued | shares				4,712
Common shares issued, value				$ 3,629
Non-controlling interests reacquired				13.00%
Top of Range | At-the-Market” (“ATM”) Equity Distribution Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of common shares									$ 31,000
Top of Range | Rights Offering
Disclosure Of Classes Of Share Capital [Line Items]
Rights offering additional shares offered | shares												20
Common shares issued, value							$ 75,000
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description										unlimited number authorized, participating, carrying one vote per share, entitled to dividends.
Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description										unlimited number authorized, issuable in one or more series.
Series A Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description										unlimited number authorized, no par value, non-voting, ranking in priority to the common shares, entitled to the same dividends as the common shares, non-transferable, redeemable at the redemption amount offered for the common shares upon a change in control event.
Par value per share | $ / shares										$ 0